INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Tax, Domestic and Foreign
Loss before taxes is comprised as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Domestic (Israel)	$(32,706)	$(113,276)	$(107,889)
Foreign	(25,093)	3,585	(7,679)
Total	$(57,799)	$(109,691)	$(115,568)

Schedule of Deferred Tax Assets and Liabilities
The following table presents the significant components of the Company’s deferred tax assets and liabilities:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Operating loss carryforward	$106,161	$73,665
Share based compensation	94,764	94,527
Research and development	15,038	15,449
Accrued social benefits and other	471	559
Other costs	1,067	442
Operating lease liability	2,992	4,085
Property and equipment, net	1,819	—
Deferred tax asset before valuation allowance	$222,312	$188,727
Valuation allowance	(219,013)	(182,851)
Total deferred tax assets	$3,299	$5,876

Property and equipment, net	(26)	(2,923)
Operating lease right-of-use asset	(3,273)	(4,735)
Deferred tax liabilities	$(3,299)	$(7,658)
Net deferred taxes	$—	$(1,782)

Schedule of Valuation Allowance
The net changes in the total valuation allowance for each of the years ended December 31, 2025 and 2024, are comprised as follows:

	December 31, 2025	December 31, 2024
Opening balance	$182,851	$164,848
Additions during the year	36,162	18,003
Ending balance	$219,013	$182,851

Schedule of Components of Income Tax Expense (Benefit)
Taxes on income (tax benefit) are comprised as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Current	$(210)	$(330)	$(749)
Deferred	(1,782)	2,393	(611)
	$(1,992)	$2,063	$(1,360)

	December 31, 2025	December 31, 2024	December 31, 2023
Domestic	$57	$84	$92
Foreign	(2,049)	1,979	(1,452)
	$(1,992)	$2,063	$(1,360)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	December 31, 2025	December 31, 2024
Opening balance	$—	$685
Tax positions reversed in current year related to previous years	—	(685)
Tax positions taken in current year	—	—
Accrued interest	—	—
Ending Balance	$—	$—

Schedule of Reconciliation of Income Taxes
The reconciliation of the amount that would result from applying the Company’s statutory tax rate in Israel to net loss before income tax to the reported amount of taxes on income (tax benefit) is as follows:

	Year ended December 31, 2025
	Amount	Percent
Tax at Israeli statutory rate	(13,294)	23%
Foreign Tax Effects
UK
Change in valuation allowance	3,945	(7)%
Other	(421)	1%
US
Change in valuation allowance	828	(1)%
Other	82	0%
Other foreign jurisdictions	1	0%
Change in valuation allowance	18,184	(31)%
Non taxable or non deductible items
Share-based payment awards	1,107	(2)%
Warrants and derivatives remeasurements	(11,978)	21%
Other	277	0%
Tax credit
R&D Tax Credit	(592)	1%
Other Adjustments	(131)	0%
Effective tax rate	$(1,992)	3%

Schedule of Income Taxes Paid

Year ended December 31, 2025
Domestic (Israel)	$62
Foreign	17
Tax paid during the year for taxes on income	$79

Schedule of Operating Loss Carryforwards
As of December 31, 2025, the Company and its subsidiaries had net operating carry forward losses for tax purposes which may be carried forward and offset against taxable income in the future for an indefinite period.

Name of Subsidiary	Net Operating Loss Carryforwards
REE Automotive Ltd	$460,005
REE Automotive UK Limited	$643
REE Automotive USA Inc.	$864
REE Automotive Japan K.K.	$84